Foreign Exchange Gain Reclassified on Liquidation of Subsidiary	12 Months Ended
Jun. 30, 2020
FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY
Foreign Exchange Gain Reclassified on Liquidation of Subsidiary
6.	FOREIGN EXCHANGE GAIN RECLASSIFIED ON LIQUIDATION OF SUBSIDIARY

	Consolidated
	2020 $	2019 $	2018 $
Reclassification of net foreign exchange gains previously recognized in other comprehensive income, reclassified to profit or loss	—	—	527,049

Total gain is attributable to the liquidation of GeneType AG, a dormant subsidiary, that was completed on 13 December 2017